Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		87.00%
Expected volatility, minimum	89.00%
Expected volatility, maximum	96.00%
Expected Term		10 years
Dividend yield	0.00%	0.00%
Risk-free interest rates, minimum	0.77%	1.50%
Risk-free interest rates, maximum	0.89%	2.00%
Stock price	$ 0.30
Forfeiture rate	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	4 years	5 years
Stock price		0.69
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term	6 years	10 years
Stock price		0.72